Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2017
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts [Table Text Block]

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at	Charged to	Charged to
	Beginning of	Costs and	Other			Balance at End
	Period	Expenses (a)	Accounts (b)	Acquisitions (c)	Deductions (d)	of Period

Year 2017	$661	1,642	-	-	1,640	$663
Year 2016	$704	1,474	-	-	1,517	$661
Year 2015	$454	1,416	-	214	1,380	$704

(a) Includes amounts previously written off which were credited directly to this account when recovered.
Excludes direct charges and credits to expense for nontrade receivables in the consolidated statements of income.
(b) Includes amounts related to long-distance carrier receivables which were billed by AT&T.
(c) Acquisitions of DIRECTV and wireless properties in Mexico in 2015.
(d) Amounts written off as uncollectible, or related to divested entities.

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at	Charged to	Charged to
	Beginning of	Costs and	Other	Acquisitions	Deductions	Balance at End
	Period	Expenses	Accounts (a)	(b)	(c)	of Period

Year 2017	$2,283	2,376	(19)	-	-	$4,640
Year 2016	$2,141	81	61	-	-	$2,283
Year 2015	$1,182	283	373	420	117	$2,141

(a) Includes current year reclassifications from other balance sheet accounts.
(b) Acquisitions of DIRECTV and wireless properties in Mexico in 2015.
(c) Reductions to valuation allowances related to deferred tax assets.